Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Revenues	$ 49,509	$ 49,228	$ 68,734
Vessel operating expenses	(32,346)	(34,629)	(39,779)
General and administrative	(31,340)	(29,944)	(52,257)
Interest expense	$ (25,882)	$ (22,400)	$ (5,556)